FHLB Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Within 1 year	$ 0	$ 0
1 to 3 years	100,000	0
4 to 5 years	500,000	1,212,066
More than 5 years	1,280,000	750,000
FHLB advances	1,880,000	1,962,066
Advances that are callable	450,000	1,150,000
Within 1 year	275,000	1,100,000
1 to 3 years	275,000	450,000
4 to 5 years	500,000	412,066
More than 5 years	830,000	0
Weighted average interest rate at end of year	3.60%	4.10%	4.24%
Weighted daily average interst rate during the year	4.14%	4.35%	4.46%
Daily average of FHLB advances	1,949,019	1,883,135	2,070,843
Maximum amount of FHLB advances at any month end	1,961,895	1,962,616	2,078,695
Interest expense during the year	$ 80,617	$ 81,994	$ 92,402
Credit line total percentage of assets	50.00%